Inventories, net - Allowance for Obsolescence (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Activity in the allowance for obsolescence
Balance at beginning of year	€ (494.3)	€ (441.3)
Additions for the year	(192.4)	(221.5)	€ (218.2)
Effect of changes in exchange rates	0.8	(0.5)
Utilization of the reserve	212.7	169.0
Balance at end of year	€ (473.2)	€ (494.3)	€ (441.3)